CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Disclosure Of Detailed Information About Cash And Cash Equivalents [Abstract]
Cash	$ 508		$ 376
Short-term deposits	209		261
Cash subject to restriction	39		45
Cash and cash equivalents	$ 756	$ 651	$ 682	$ 556	$ 614	$ 624